Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 226.5		$ 362.3		$ 340.7
Other comprehensive income
Foreign currency translation	(138.2)		60.9		273.8
Other comprehensive income	(138.2)	[1]	60.9	[1]	273.8	[1]
Comprehensive income	88.3		423.2		614.5
Comprehensive income attributable to:
Shareholders of Sibanye	87.7		421.8		614.1
Non-controlling interests	$ 0.6		$ 1.4		$ 0.4

[1]	Accumulated other comprehensive income comprises translation adjustments